Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases

12.    Leases

KONAMI is obligated under various capital leases and noncancelable operating leases which expire at various dates during the next 25 years.

For the year ended March 31, 2011, certain tools, furniture and fixtures were sold for ¥1,975 million ($23,752 thousand) and leased back. The capital leases' contractual terms range from 3 to 7 years, and the rights of ownership are to be transferred when the contracts terminate. Regarding those sold and lease back contracts, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company's continuing involvement.

At March 31, 2010 and 2011, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet recorded under capital leases were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Building and structures	¥21,918	¥20,118	$241,948
Tools, furniture and fixtures	5,159	4,822	57,992
Accumulated amortization	(7,569)	(12,178)	(146,458)

Net leased property	¥19,508	¥12,762	$153,482

Amortization of capitalized leases is included in depreciation expense.

Future minimum lease payments under capital leases and noncancelable operating leases as of March 31, 2011 are as follows:

	Millions of Yen
	Capital Leases	Operating Leases
Year ending March 31,
2012	¥3,496	¥9,420
2013	3,287	9,397
2014	2,839	9,314
2015	2,736	9,297
2016	2,582	9,149
2017 and thereafter	21,366	51,848

Total minimum lease payments	¥36,306	¥98,425

Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)	(9,007)

Present value of net minimum lease payments	27,299
Less: current portion	(1,783)

Non-current portion	¥25,516

Current and non-current portions of minimum leases payments for capital leases are included in current and non-current portions of long-term debt, respectively, in the accompanying consolidated balance sheets.

KONAMI occupies certain offices and lease equipment under cancelable lease arrangements. Rental expenses for all operating leases for the years ended March 31, 2009, 2010 and 2011 totaled ¥19,022 million, ¥18,763 million and ¥18,438 million ($221,744 thousand), respectively, and were included in costs of products sold, costs of services rendered and selling, general and administrative expenses in the accompanying consolidated statements of income.